As filed with the U.S. Securities and Exchange Commission o
n
September
7
, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-23802

Destiny Tech100 Inc.
(Exact name of registrant as specified in charter)

1401 Lavaca Street, #144
Austin, TX 78701

(Address of principal executive offices) (Zip code)

Sohail Prasad
c/o Destiny Tech100 Inc.
1401 Lavaca Street, #144
Austin, TX 78701

(Name and address of agent for service)

(415) 639-9966
Registrant's telephone number, including area code

Date of fiscal year end:
December 31

Date of reporting period:
June 30, 2023

Item 1. Reports to Stockholders.

(a)

D/XYZ

DESTINY TECH100 INC

SEMI-ANNUAL REPORT (UNAUDITED)

JUNE 30TH, 2023

This semi - annual report contains important information about Destiny Tech100 Inc. for the period of January 1, 2023 to June 30, 2023. You can find additional information about the fund at d.xyz. You can also request this information by contacting us at 415-639-9966 or ir@destiny.xyz

1

Destiny Tech100 Inc.
Performance and Graphical Illustrations
June 30, 2023 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2023 compared to its benchmark:

Fund/Index	One-Year	Annualized Since Inception (a)
Destiny Tech100 Inc. - NAV	(46.52)%	(32.02)%
Fund Benchmark
NASDAQ Composite Index (b)	21.92%	18.69%

*
The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or "NAV" on June 30, 2023.

(a)	The Fund commenced operations on May 12, 2022. The performance is based on average annual returns.
(b)
The Nasdaq Composite is a market cap-weighted index, simply representing the value of all its listed stocks. The set of eligible securities includes common stocks, ordinary shares, and common equivalents such as ADRs. However, convertible debentures, warrants, Nasdaq-listed closed-end funds, exchange traded funds (ETFs), preferred stocks, and other derivative securities are excluded.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

Destiny Tech100 Inc.
Schedule of Investments
As of June 30, 2023 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Private Investments, at fair value 103.39%
	Agreement for Future Delivery of Common Shares 2.60%
	Financial Technology 2.60%
1,540	Plaid, Inc. (a)(b)(c)(d)	02/15/2022	$1,110,340	$418,634
49,075	Stripe, Inc. (a)(b)(c)(e)	01/10/2022	3,478,813	987,880
	Total Agreement for Future Delivery of Common Shares		4,589,153	1,406,514

	Common Stocks 62.48%
	Aviation/Aerospace 31.38%
63,846	Relativity Space, LLC (a)(b)(c)(f)	12/28/2021	1,659,997	1,555,926
9,100	Space Exploration Technologies Corp., Series A (a)(b)(c)(f)	06/09/2022	618,618	737,100
135,135	Space Exploration Technologies Corp. (a)(b)(c)(g)	06/27/2022	10,009,990	10,945,935
47,143	Space Exploration Technologies Corp., Class A and Class C (a)(b)(c)(f)	06/08/2022	3,390,000	3,736,554
			15,678,605	16,975,515
	Education Services 2.94%
106,136	ClassDojo, Inc. (a)(b)(c)	11/19/2021	3,000,018	1,592,040

	Enterprise Software 4.59%
88,885	Automation Anywhere, Inc. (a)(b)(c)	12/30/2021	2,609,219	382,206
110,234	SuperHuman Labs, Inc. (a)(b)(c)	06/25/2021	2,999,996	2,099,958
			5,609,215	2,482,164
	Financial Technology 15.40%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/23/2021	2,999,977	2,999,977
3,077	Klarna Bank AB (a)(b)(c)	03/16/2022	4,657,660	687,125
55,555	Public Holdings, Inc. (a)(b)(c)	07/22/2021	999,990	777,770
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	12/08/2021	5,275,185	1,742,500
117,941	Brex, Inc. (a)(b)(c)(f)	03/02/2022	4,130,298	2,122,938
			18,063,110	8,330,310

	Gaming/Entertainment 5.85%
4,946	Epic Games, Inc. (a)(b)(c)(f)	12/31/2021	6,998,590	3,165,440

	Mobile Commerce 1.33%
23,690	Maplebear, Inc. (a)(b)(c)	10/08/2021	3,556,000	718,755

	Social Media 0.54%
1,069	Discord, Inc. (a)(b)(c)	03/01/2022	724,942	293,975

	Supply Chain/Logistics 0.45%
26,000	Flexport, Inc. (a)(b)(c)	03/29/2022	520,000	245,700

	Total Common Stocks		54,150,480	33,803,899

See accompanying notes to the financial statements.

3

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of June 30, 2023 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Convertible Notes 3.70%
	Aviation/Aerospace 3.70%
$2,000,000	Boom Technology, Inc., 5.00% 01/09/2027 (b)(c)	02/18/2022	$2,000,000	$2,000,000
	Total Convertible Notes		2,000,000	2,000,000

	Preferred Stocks 17.06%
	Aviation/Aerospace 9.49%
8,879	Axiom Space, Inc. Series C Preferred Stock (a)(b)(c)	12/22/2021	1,499,929	1,499,929
21,517	Axiom Space, Inc. Series C-1 Preferred Stock (a)(b)(c)	12/22/2021	3,179,754	3,634,867
			4,679,683	5,134,796

	Financial Technology 4.53%
45,455	Bolt Financial, Inc., Series C Preferred Stock (a)(b)(c)(f)(h)	03/08/2022	2,000,020	499,096
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(c)	12/30/2021	5,150,748	1,205,000
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	04/05/2022	749,997	749,997
			7,900,765	2,454,093

	Food Products 1.25%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	06/17/2022	1,272,986	260,000
82,781	Impossible Foods, Inc. - Series H Preferred Stock (a)(b)(c)(f)	11/04/2021	2,098,940	413,907
			3,371,926	673,907

	Mobile Commerce 1.12%
20,000	Maplebear, Inc. - Series B Preferred Stock (a)(b)(c)	11/16/2021	2,863,400	606,800

	Social Media 0.67%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	03/01/2022	889,055	360,525
	Total Preferred Stocks		19,704,829	9,230,121

	Short-Term Investments 17.55%
	Money Market 17.55%
9,493,406	FIRST AM TREAS OBLI-X	05/08/2023	9,493,406	9,493,406
	Total Short-Term Investments		9,493,406	9,493,406

	Total Investments, at fair value — 103.39% (Cost $0,000)			$55,933,940
	Other Assets Less Liabilities — 3.39%			(1,835,788)
	Net Assets — 100.00%			$54,098,152

See accompanying notes to the financial statements.

4

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of June 30, 2023 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 95.66%
	Common Stocks		$44,217,635	$31,374,274
	Convertible Notes		2,000,000	2,000,000
	Preferred Stocks		19,704,829	9,230,121
	Agreement for Future Delivery of Common Shares		4,589,153	1,406,514
	Money Market		9,493,406	9,493,406
	Total United States		$80,005,023	$53,504,315

	United Kingdom 3.12%
	Common Stocks		5,275,185	1,742,500
	Total United Kingdom		$5,275,185	$1,742,500

	Sweden 1.23%
	Common Stocks		4,657,660	687,125
	Total Sweden		$4,657,660	$687,125

(a)	Non-income producing security.
(b)	Level 3 securities fair valued using significant unobservable inputs.
(c)	Restricted investments as to resale.
(d)
Investment is a SPV that holds multiple forward agreements that represent common shares of Plaid, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund's net assets.

(e)
Investment is a SPV that holds multiple forward agreements that represent common shares of Stripe, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts for each SPV represents less than 5% of the Fund's net assets.

(f)
These securities have been purchased through Special Purpose Vehicles ("SPVs") in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.

(g)
These securities have been purchased through a SPV in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage of the SPV. The SPV holds approximately 99% of Class A Common Shares and 1% of Class J Preferred Shares.

(h)	Valued using net asset value as practical expedient.

LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

See accompanying notes to the financial statements.

5

Destiny Tech100 Inc.

Statement of Assets and Liabilities

As of June 30, 2023 (Unaudited)

Assets
Investments, at fair value (Cost – $ 89,937,868 )	$55,933,940
Prepaid Insurance	2,569
Interest receivable	140,277
Total Assets	56,076,786

Liabilities
Management fee payable	896,935
Fund administration fee payable	302,720
Due to Organizer	20,075
Offering cost payable to Organizer	216,510
Professional fees payable	403,900
Organization cost payable to Organizer	70,202
Trustee fees payable	56,250
Other fees payable	12,042
Warrant liabilities, at fair value *	-
Total Liabilities	1,978,634
Net Assets	$54,098,152

Net Assets Consist Of:
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	64,722,000
Total distributable losses	(10,623,848)
Net Assets applicable to Common Shareholders	$54,098,152

Net Asset Value Per Share
Net assets applicable to Common Shareholders	$54,098,152
Common Shares outstanding of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding	10,879,905
Net Asset Value Per Share applicable to Common Shareholders	$4.97

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.

See accompanying notes to the financial statements.

6

Destiny Tech100 Inc.

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income
Interest Income	$50,278
Dividend Income	31,732
Total investment income	82,010

Expenses
Management fees	896,935
Pricing fees	137,500
Audit and tax fees	122,400
Legal fees	108,500
Trustee fees	106,250
Offering costs	72,170
Chief compliance and principal financial officer fees	56,371
Other accrued expenses	66,338
Total Expenses	1,566,464

Net Investment Loss	(1,484,454)

Change in unrealized fair value of warrants *	3,571,824
Change in unrealized fair value on investments	(4,753,258)
Net Realized and Unrealized Loss on Securities	(1,181,434)

Net Decrease in Net Assets from Operations	$(2,665,888)

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.

See accompanying notes to the financial statements.

7

Destiny Tech100 Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations
Net investment gain/(loss)	$(1,484,454)	$(2,939,115)
Recognition of conversion of SAFE note liabilities to Common Shares	-	25,375,657
Change in unrealized fair value of warrants *	3,571,824	1,441,461
Change in unrealized fair value on SAFE note liabilities	-	677,092
Change in unrealized fair value on investments	(4,753,258)	(28,483,048)
Increase/(decrease) in net assets resulting from operations	(2,665,888)	(3,927,953)

Distributions to Shareholders
From distributable earnings	-	-
Total distributions to Fund shareholders	-	-

Capital Share Transactions
Conversion to SAFE notes	-	64,697,000 (1)
Increase/(decrease) in net assets from capital share transactions	-	64,697,000
Total increase/(decrease) in net assets	(2,665,888)	60,769,047

Net Assets
Beginning of period	56,764,040	(4,005,007)
End of period	$54,098,152	$56,764,040

Capital Share Activity
Conversion to SAFE notes	-	9,424,629 (1)
Reverse stock split	-	(1,044,724)
Net increase in shares outstanding	-	8,379,905
Shares outstanding, beginning of period	10,879,905	2,500,000
Shares outstanding, end of period	$10,879,905	$10,879,905

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.

(1)
On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

See accompanying notes to the financial statements.

8

Destiny Tech100 Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2023 (Unaudited)

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(2,665,888)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in unrealized fair value of warrants*	(3,571,824)
Change in unrealized fair value on investments	4,753,258
Purchase of investments	(11,312,703)
Return of capital from investments	229,613
Changes in operating assets and liabilities:
Increase in management fee payable	427,369
Increase in fund administration fee payable	133,262
Increase in professional fees payable	111,649
Increase in trustee fees payable	56,250
Decrease in other fees payable	(20,611)
Decrease in interest receivable	43,973
Decrease in deferred offering costs	72,170
Increase in prepaid insurance	(2,569)
Increase in payable to Shareholder	75,000
Decrease due to Organizer	(204,749)
Net cash used in operating activities	(12,025,800)
Cash, beginning of period	12,025,800

Cash, end of period	$0

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.

See accompanying notes to the financial statements.

9

Destiny Tech100 Inc.

Financial Highlights

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022 (1)(2)
Net Asset Value, Beginning of Period	$5.22	$(1.60)

Income from Investment Operations
Net investment income/(loss) (3)	(0.14)	(0.27)
Recognition of conversion of SAFE note liabilities to Common Shares	-	2.33
Change in unrealized fair value of warrants*	0.32	0.13
Change in unrealized fair value on SAFE note liabilities	-	0.06
Change in unrealized fair value on investments	(0.43)	(2.61)
Total income/(loss) from investment operations and recognition of conversion of SAFE note liabilities to Common Shares	(0.25)	(0.36)

Distributions to Shareholders
From net investment income	-	-
From return of capital	-	-
Total distributions	-	-
Effect of shares issued from SAFE note conversion to Common Shares	-	7.18
Increase/(Decrease) in Net Asset Value	(0.25)	6.82
Net Asset Value, End of Period	$4.97	$5.22

Total Return (4)	(4.70)%	426.08	% (5)

Supplemental Data and Ratios
Net assets attributable to common shares, end of period (000s)	$54,098	$56,764

Ratio of expenses to average net assets (6)	(5.65)%	(5.13)%
Ratio of net investment income to average net assets (6)	(5.36)%	(4.82)%
Portfolio turnover rate (7)	-	0.24%

(1)
The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not presented for the Fund for the 2021 period
.

(2)
On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.

(3)	Calculated using the average shares method.
(4)	Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares. Returns for period less than a year are not annualized.
(5)
Total return has been calculated using the absolute value of the initial Net Asset Value due to a negative Net Asset Value as of January 1, 2022. The total return for the fund has been calculated for shareholders owning shares for the entire period and does not represent the return for holders of SAFE notes that converted to common stock during the year ended December 31, 2022.

(6)	Ratios do not include expenses of underlying private investments in which the Fund invests.
(7)
Portfolio turnover rate is calculated using the lesser of year-to-date sales or year-to-date purchases over the average of the invested assets at fair value for the periods reported. Ratio is not annualized.

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.

See accompanying notes to the financial statements.

10

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited)
June 30, 2023

(1)	Organization

Destiny Tech100 Inc. (the “Fund”) was formed on November 8, 2020, as a Maryland corporation and commenced operations on January 25, 2021. On May 13, 2022, the Fund registered with the Securities and Exchange Commission as an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified, closed-end management investment company. The Fund intends to apply to have the common stock listed on the New York Stock Exchange (the “NYSE”) under the symbol “DXYZ”.

Destiny Advisors LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Fund. The Adviser is responsible for the overall management and affairs of the Fund and has full discretion to invest the assets of the Fund in a manner consistent with the Fund’s investment objective.

The Fund’s investment objective is to maximize the portfolio’s total return, principally by seeking capital gains on equity and equity-related investments. The Fund invests principally in the equity and equity-linked securities of what it believes to be rapidly growing venture-capital-backed emerging companies, primarily in the United States. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet the investment criteria.

The Adviser is a wholly-owned subsidiary of Destiny XYZ Inc. (the “Organizer”). The Organizer manages and controls the Adviser.

The Fund’s board of directors (the “Board”) has overall responsibility for monitoring and overseeing the Fund’s operations and investment program. A majority of the directors of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

(2)	Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946,
Financial Services – Investment Companies
.

(a)	Investments

Investments in securities, including through SPVs, are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The Fund may invest in SPVs that hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The Fund does not have information as to the identities of the shareholders; however, counterparty risk is mitigated by the fact that there is not a single counterparty on the opposite side of the forward contracts.

The Fund may invest in “forward contracts” that involve shareholders (each a “counterparty”) of a potential portfolio company whereby such counterparties promise future delivery of such securities upon transferability or other removal of restrictions. This may involve counterparty promises of future performance, including among other things transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect the Fund's performance. The Fund's ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures the Fund takes to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

11

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

The organizer of each SPV holding forward contracts may carry an insurance policy at their own expense to protect the SPV against certain insured risks with respect to the forward purchase contracts. Insured risks include (i) an intentional attempt by a shareholder to deceive the organizer or the SPV or a failure to honor an obligation under, or refusal to settle, an obligation to the SPV (ii) certain events of bankruptcy; and (iii) in the case of death of a shareholder, the refusal of the shareholder's heirs, beneficiary, or estate to honor the obligation.

In cases where the Fund purchases a forward contract through a secondary marketplace, it may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty. In such cases, the Fund will not be a direct beneficiary of the portfolio company's securities or related instruments. Instead, it would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company's securities. There is no guarantee that said party will be successful or effective in doing so.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)	Income Taxes

The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes beginning with its taxable year ending December 31, 2023. As a RIC, the Fund will be required to comply with certain regulatory requirements.

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that the Fund believes that these assets are more likely than not to be realized. In making such a determination, the Fund considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Fund determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

12

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Fund recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying statement of operations. As of June 30, 2023, no accrued interest or penalties are included on the related tax liability line in the balance sheet.

(c)	Cash and Cash Equivalents

Cash includes cash in bank accounts. Cash equivalents include short-term highly liquid investments that are readily convertible to cash and have original maturities of three months or less. The Fund maintains cash in bank accounts which, at times, may exceed the United States Federal Deposit Insurance Corporation (FDIC) limit of $250,000.

(d)	Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex- dividend date. Expenses are recognized on an accrual basis as incurred.

Organization costs include costs relating to the formation and incorporation of the business. These costs are expensed as incurred. From the commencement of the Fund’s operations, the Fund has incurred and expensed organization costs of $70,202, which were paid by the Organizer to be reimbursed by the Fund and are reflected as “Organizational costs payable to Organizer” on the Statement of Assets and Liabilities.

Pursuant to the terms of the investment advisory agreement while the Fund operated as a private fund (the “Prior Advisory Agreement”) entered into between the Fund and the Adviser that was in operation while the Fund operated as a private fund, the Fund is obligated to pay up to $150,000 of organizational costs and amounts in excess thereof will be borne by the Adviser. As of June 30, 2023, the Adviser has not borne any of the organizational expenses as the total amount incurred by the Fund has not exceeded $150,000. See note 5 for details on the reimbursable organizational costs to the Adviser.

Offering costs were accounted for as deferred costs until the Fund registered as an investment company under the 1940 Act and were then amortized to expense over twelve months on a straight-line basis. These costs consist of fees for the legal preparation and filing fees associated with the private offering. As of June 30, 2023, $216,510 of offering costs originally accounted for as deferred costs have been amortized to expense in the Statement of Operations.

Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income.

13

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.

(f)	Concentrations of Credit Risk

Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally-insured limits.

(g)	Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk
- Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the Securities and Exchange Commission’s (the “SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

14

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

Market Disruption and Geopolitical Risk
- The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

(h)	Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of the date of this report, there is no expected date for such restrictions to be removed from any of the Fund’s restricted securities.

15

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

Additional information on each restricted investment held by the Fund on June 30, 2023 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$382,206	0.71%
Axiom Space, Inc. Series C Preferred Stock	12/22/2021	1,499,929	1,499,929	2.77%
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	3,634,867	6.72%
Bolt Financial, Inc., Series C Preferred Stock	3/8/2022	2,000,020	499,096	0.92%
Boom Technology, Inc.	2/18/2022	2,000,000	2,000,000	3.70%
Brex Inc.	3/2/2022	4,130,298	2,122,938	3.92%
CElegans Labs, Inc.	11/23/2021	2,999,977	2,999,977	5.55%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,205,000	2.23%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.94%
Discord, Inc.	3/1/2022	724,942	293,975	0.54%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	360,525	0.67%
Epic Games, Inc.	12/31/2021	6,998,590	3,165,440	5.85%
Flexport, Inc.	3/29/2022	520,000	245,700	0.45%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	260,000	0.48%
Impossible Foods, Inc. - Series H Preferred Stock	11/4/2021	2,098,940	413,907	0.77%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.38%
Klarna Bank AB	3/16/2022	4,657,660	687,125	1.27%
Maplebear, Inc.	10/8/2021	3,556,000	718,755	1.33%
Maplebear, Inc. - Series B Preferred Stock	11/16/2021	2,863,400	606,800	1.12%
Plaid, Inc.	2/15/2022	1,110,340	418,634	0.77%
Public Holdings, Inc.	7/22/2021	999,990	777,770	1.44%
Relativity Space, LLC	12/28/2021	1,659,997	1,555,926	2.88%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	1,742,500	3.22%
Space Exploration Technologies Corp., Class A	6/27/2022	10,009,990	10,945,935	20.23%
Space Exploration Technologies Corp., Class A and Class C	6/8/2022	3,390,000	3,736,554	6.91%
Space Exploration Technologies Corp., Class A	6/9/2022	618,618	737,100	1.36%
Stripe, Inc.	1/10/2022	3,478,813	987,880	1.83%
Superhuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.88%
Total Investments		$80,444,462	$46,440,534	85.84%

(3)	Fair Value Measurements

The Fund’s Fair Valuation Procedures incorporate the principles found in Rule 2a-5 of the 1940 Act in conjunction with Topic 820 (“ASC 820”) of the Financial Accounting Standards Board (“FASB”). Rule 2a-5 was created to address valuation practices with respect to the investments of a registered investment company and the oversight role performed by the Board in the valuation process. The Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations.

ASC 820 was created to establish a framework for measuring fair value through the use of certain methods and inputs and shall be used by the Adviser in combination with the directives of Rule 2a-5 of the 1940 Act. ASC 820 defines fair value as the price of an asset that one would observe in an orderly purchase and sale transaction between market participants at a specific point in time. Data inputs used to perform a valuation are categorized as follows:

16

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

Readily Available (Level I) – Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Limited Availability (Level II) – Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Unavailable (Level III) – Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal, should the committee feel the need to engage one.

Investments in publicly traded securities are generally carried at the closing price on the last trading day of the reporting period, while private investments are carried at fair value, estimated using applicable methodologies or are valued at their NAV as a practical expedient. In instances where a public or private real estate market transaction is not sufficiently similar to the investment being valued, alternative valuation methodologies shall be utilized. The determined fair value may be discounted even further on account of factors including but not limited to capital and risk structure, restrictions on resale, and ownership structure.

The Fund is registered under the 1940 Act. The Fund’s investments will be fair valued on a quarterly basis and the Fund will calculate its NAV as of the close of each business quarter. Fluctuations in an investment’s fair value may be caused by volatility in economic conditions, among other factors. Such fluctuations in the fair value are classified as unrealized gains or losses in the Fund’s statement of operations. Upon the disposition of an investment, the corresponding gain or loss is classified as realized and will also be noted in the statement of operations.

Private investments are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value, and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

Investments in private financial instruments or securities for which no readily available pricing is available may be valued by an independent reputable third-party service provider on a quarterly basis or as needed. This includes securities for which the use of NAV as a practical expedient is permitted under U.S. GAAP because their value is not based on unadjusted quoted prices. In conjunction with input from the independent third-party valuation agent, the Adviser, as the Valuation Designee, shall value each Level III Investment on a quarterly basis.

The methods commonly used to develop indications of value for an asset are the Income, Market, and Cost Approaches. Each valuation technique is detailed in ASC 820.

17

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

The Income Approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Those valuation techniques include present value techniques; option-pricing models, such as the Black-Scholes-Merton formula (a closed-form model) and a binomial model (a lattice model), which incorporate present value techniques.

The Market Approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). For example, valuation techniques consistent with the market approach often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering factors specific to the measurement (qualitative and quantitative).

The Cost Approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). From the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. Obsolescence encompasses physical deterioration, functional (technological) obsolescence, and economic (external) obsolescence and is broader than depreciation for financial reporting purposes (an allocation of historical cost) or tax purposes (based on specified service lives).

At various times, the Fund may utilize Special Purpose Vehicles (“SPV”) and similar structures in the investment process. The Fund advances money to these SPVs for the specific purpose of investing in securities of a single private issuer (an “SPV Investment”). When the Fund makes an SPV Investment, the investment is held through the Fund‘s interest in the respective SPV. The Fund presents and fair values its SPV Investments in the financial statements as if they were owned directly by the Fund and has disregarded the SPVs for presentation purposes as a result of the following: (1) an SPV Investment is the sole activity of the SPV; (2) the Fund’s underlying ownership of an SPV Investment is proportionate to the Fund's contributions made to the SPV; and (3) the Fund will receive its proportionate share of the cash proceeds as the SPV Investment is monetized and distributed. The Schedule of Investments presents the direct investment of the SPVs with material positions in the Fund. The SPVs may incur a tax liability associated with distributions made by underlying portfolio investments. If an SPV charges management fees, those fees will adjust the cost of the SPV.

Investments in SPVs consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for the securities held by the Fund once the investment has been made by the SPV into the underlying portfolio company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy. The Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

18

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of June 30, 2023:

Assets

				Practical
Investment	Level 1	Level 2	Level 3	Expedient	Total
Agreement for Future Delivery of Common Shares (a)	$—	$—	$1,406,514	$—	$1,406,514
Common Stocks	—	—	33,803,899	—	33,803,899
Convertible Notes	—	—	2,000,000		2,000,000
Preferred Stocks	—	—	8,731,025	499,096	9,230,121
Money Market	9,493,406	—	—	—	9,493,406
Total	$9,493,406	$—	$45,941,438	$499,096	$55,933,940

(a)
Certain investments are held through SPVs that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

					Net Change
	Balance			Net Realized	in Unrealized
	as of		Proceeds	Gain	Appreciation	Note		Balance as
	December	Purchase of	from Sale of	(Loss) on	(Depreciation)	Converted	Transfers out	of June 30,
Investments	31, 2022	Investments	Investments (a)	Investments	on Investments	to Stock	of Level 3 (c)	2023
Agreement for Future Delivery of Common Shares (b)	$2,267,317	$—	$—	$—	$(860,803)	$—	$—	$1,406,514
Common Stocks	35,500,566	—	—	—	(1,696,667)	—	—	33,803,899
Convertible Notes	5,634,867	—	—	—	—	(3,634,867)	—	2,000,000
Preferred Stocks	6,201,358	1,589,684	—	—	(2,195,788)	3,634,867	(499,096)	8,731,025
Total	$49,604,108	$1,589,684	$—	$—	$(4,753,258)	$—	$(499,096)	$45,941,438

(a)	Sale proceeds from investments is comprised entirely of returned funds held within an SPV.
(b)
Certain investments are held through SPVs that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

(c)	Level 3 transfers are done using fair market value as of June 30, 2023.

Liabilities

					Net Change
				Net Realized	in Unrealized
	Balance as of		Conversion of	Gain (Loss) on	Appreciation
	December 31,	Issuance of	SAFE Notes to	Conversion of	(Depreciation) on	Balance as of
	2022	Liabilities	Common Stock	Liabilities	Liabilities	June 30, 2023
Warrants *	(3,571,824)	$—	$—	$—	3,571,824	$—
Total	$(3,571,824)	$—	$—	$—	$3,571,824	$—

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023.

19

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

	Fair Value
	as of June	Valuation		Ranges of
Level 3 Investments	30, 2023	Technique	Unobservable Input	Inputs/(Average)
Assets
Agreement for Future Delivery of Common Shares	$1,406,514	Market Approach	Recent Transaction Price	N/A
Common Stocks	$33,803,899	Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$14.00-$79.26/($31.83)
		Market Approach	Volume Weighted Average Price	$4.00-$24.37 ($8.99)
		Market Approach	Indicative Broker Quotes	$200.00-$300.00/ ($243.75)
Convertible Notes	$2,000,000	Cost Approach	Acquisition Price	N/A
Preferred Stocks	$8,731,025	Cost Approach	Acquisition Price	N/A
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Indicative Broker Quote	$250.00-$275.00/ ($243.75)
		Market Approach	Discount Factor	65%
Total	$45,941,438

(a)
Certain investments are held through an SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

(4)	Capital Transactions

On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.

In January 2021, the Fund commenced a private offering (the “Private Offering”) of Simple Agreements for Future Equity (“SAFEs”) pursuant to Rule 506(b) under the Securities Act of 1933, as amended, to a limited number of qualified purchasers, as such term is defined under Section 2(a)(51)(A) of the 1940 Act. A SAFE is an investment instrument similar to a convertible promissory note. The SAFE document is not a debt instrument, but rather appears on the Fund’s capitalization table like other convertible securities such as options. Unlike a convertible note, the SAFE does not have a maturity date and contains provisions for conversion into shares of the Fund’s common stock or redemption upon the occurrences set forth therein. Additionally, a SAFE does not accrue interest.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share (or such amount per share established pursuant to any amendment to the terms of the SAFE) multiplied by either 40% for Tranche 1 or 30% for Tranche 2 and Tranche 3, rounded down to the nearest whole share (the “Warrant Shares”) at a purchase price of $11.50 per Warrant Share, subject to such adjustments as set forth in the terms of the SAFE (the “Warrant”).

Immediately prior to the SAFE Conversion (defined below), and in accordance with the terms of the SAFE agreement, the Fund performed a reverse stock split of shares of the common stock to ensure that a sufficient amount of shares of the common stock not owned by the Organizer would be outstanding after the SAFE Conversion.

20

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of our common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

The SAFE Investors who acquired shares of the common stock in connection with the SAFE Conversion (the “Lock-Up Shares”) are subject to limitations on their ability to offer, sell or otherwise dispose of the Lock-Up Shares during the “Lock-Up Period”. Immediately following the date the shares are listed for trading on the NYSE, 25% of the Lock-Up Shares will be freely transferable and not subject to the lock-up provisions as defined in the Fund’s Registration Statement. The Lock-Up Period for the remaining Lock-Up Shares is:

•	with respect to the first 33.33% of the remaining Lock-Up Shares, 60 days after the date our shares are listed for trading on the NYSE,

•	with respect to an additional 33.33% of the remaining Lock-Up Shares, 120 days after the date our shares are listed for trading on the NYSE, and

•	with respect to the last 33.33% of the remaining Lock-Up Shares, 180 days after the date our shares are listed for trading on the NYSE.

Warrants

As additional consideration in connection with the Private Offering, the Fund issued to investors warrants (the “Warrants”) to purchase additional shares of the Fund’s common stock at a purchase price of $11.50 per Warrant, subject to certain adjustments set forth in the SAFE Agreement entered into between the Fund and purchasers of SAFEs. Pursuant to the terms of the Warrant Agreement, the Warrants had an expiration date of January 1, 2026.

In written comments provided by the Staff on June 13, 2022 regarding the Fund’s Registration Statement on Form N-2, the Staff noted that the expiration date of the Warrants was beyond 120 days from the date of issuance and asked the Fund for an analysis as to how the issuance of the Warrants complied with Section 18(d) of the 1940 Act. In correspondence filed with the SEC on July 8, 2022 and December 1, 2022, the Fund presented its position as to why the issuance of the Warrants was consistent with prior No Action Letters published by the Staff and did not violate Section 18(d) of the 1940 Act.

During a telephone conversation on March 17, 2023, the Staff expressed its view that the facts surrounding the issuance of the Warrants was not consistent with prior No Action positions taken by the Staff and, therefore, the Warrants expired 120 days following the Fund’s registration as an investment company under the 1940 Act. The Fund accepted the SEC’s position and backdated the Warrants as having expired 120 days following May 13, 2022, the date of the Fund’s registration as an investment company.

The Fund evaluated the Warrants pursuant to ASC 480 to determine whether they represent an obligation requiring the Fund to classify the instruments as a liability. Management determined the Warrants did not meet the criteria to be classified as liabilities under ASC 480 and next evaluated them under ASC 815.

Management then determined the Warrants did not meet the definition of a derivative. It was thus determined to next evaluate them under the guidance in ASC 815-40-15-5 through 15-8 to determine whether they meet the criteria to be considered indexed to the Fund’s own stock. Management determined the Warrants did not meet the criteria to be considered indexed to the Fund’s own stock and were treated as a liability classified pursuant to ASC 815-40-15-7D.

21

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

(5)	Related Party Transactions

(a)	Management Fee

On April 29, 2022, the Fund and the Adviser entered into an investment advisory agreement (the “Advisory Agreement”), whereby the Adviser received management fees in the amount of 2.00 percent per annum (the “Management Fee”) on the first business day of each month prior to a public listing of the Fund’s shares of common stock. The Management Fee is calculated based on the value of the invested capital. Under the Advisory Agreement, upon the listing of the Fund’s shares of common stock on a national securities exchange, the Adviser will receive a Management Fee, payable quarterly, in an amount equal to 2.50% of average gross assets, at the end of the two most recently completed calendar quarters. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts.

Prior to the execution of the Advisory Agreement, the Fund and the Adviser operated under a separate investment advisory agreement whereby the Adviser received management fees in the amount of 2.00 percent per annum on a monthly basis. Management fees under the prior investment advisory agreement were calculated based on (x) the aggregate amount of the SAFEs purchased by SAFE investors multiplied by (y) the management fee divided by (z) twelve.

Additionally, from time to time, the Fund will invest in SPVs that charge management fees in connection with the Fund’s investment. For the six months ended June 30, 2023, the Fund paid $0 in management fees in connection with its investments in SPVs.

(b)	Administrator

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (the “Administrator”), serves as administrator to the Fund. Under the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement by and among the Fund and the Administrator, the Administrator maintains the Fund’s general ledger and is responsible for calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund. Under the Fund Administration Servicing Agreement, the Administrator is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

(c)	Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (“USBGFS”) serves as the Fund’s dividend paying agent, transfer agent and registrar. Under a transfer agency services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the transactions processed.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

22

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

(d)	Affiliated Partners

The Organizer has made payments of the Fund’s expenses and the Fund intends to reimburse the Organizer for these expenses. As of June 30, 2023, the reimbursable balance to the Organizer is $306,787 which consists of Offering costs payable, Organizational costs payable, and Operating Expenses Due to Organizer in the amounts of $216,510, $70,202 and $20,075, respectively as reported on the Statement of Assets and Liabilities.

As of June 30, 2023, Affiliates of the Fund owned 14.75% of shares of the Fund.

(6)	Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund may be required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of June 30, 2023, the Fund did not have any unfunded commitments and did not provide any financial support.

The Fund is not currently subject to any material legal proceedings, and to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

(7)	Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities, and short-term investments), for the six months ended June 30, 2023, amounted to $11,312,703 and $229,613 respectively.

(8)	Tax

The Fund intends to elect to be treated, and to qualify annually, as RIC under the Code, for U.S. federal income tax purposes beginning with its taxable year ending December 31, 2023. If the Fund is unable to qualify as a RIC, the Fund will continue to be taxed as a C Corporation for the 2023 taxable year. In order to qualify as a RIC, among other things, the Fund is required to distribute to its stockholders on a timely basis at least 90% of investment company taxable income and must meet certain asset diversification requirements on a quarterly basis. As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that the Fund distributes to its stockholders as dividends and claims dividends paid deductions to compute taxable income. A RIC will not be eligible to utilize net operating losses. However, net operating losses may be available to offset any built-in gain on the Fund’s conversion from a C Corporation to a RIC and would continue to be available if the Fund fails to qualify as a RIC for the 2023 tax year.

23

Destiny Tech100 Inc.
Notes to Financial Statements (unaudited) (continued)
June 30, 2023

The Fund has selected a tax year end of December 31. At December 31, 2022 the tax cost basis of investments was $86,109,570 and gross unrealized depreciation was $29,345,531.

The Fund did not make a distribution as of the year ended December 31, 2022.

(9)	Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Fund as of the specified effective date. The Fund believes that the impact of recently issued standards and any that are not yet effective will not have a material impact on its financial statements upon adoption.

(10)	Subsequent Events

Management has evaluated subsequent events for potential recognition and/or disclosure through the date of issuance of these financial statements and determined that none were necessary.

24

D/XYZ IS REDEFINING THE VENTURE INVESTMENT ECOSYSTEM SO IT SERVES EVERYONE, GIVING GROWTH BACK TO EVERYDAY INVESTORS BY PROVIDING PUBLIC ACCESS TO THE PRIVATE MARKET.

This information must be preceded or accompanied by a current prospectus.

D/XYZ
DESTINY TECH100 1401 LAVACA STREET, #144 AUSTIN, TX 78701

D.XYZ

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission o
f Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

26

Item 11. Controls and Procedures.

a)	Evaluation of Disclosure Controls and Procedures

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed  by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were effective at the reasonable assurance level as of June 30, 2023 to ensure that (a) information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the forms and rules of the SEC and (b) such information is accumulated and communicated to Management, including the principal executive officer and principal financial officer
, to allow timely decisions regarding required disclosure.

Remediation of Previously Reported Material Weakness in Internal Control over Financial Reporting

As of June 30, 2022, Management concluded that a material weakness identified by the Registrant’s independent registered public accounting firm existed relating to the operation of controls over the proper recording of complex one-time accounting assessments and valuations from third parties of SAFE Note conversion accounting and Warrant liability fair value calculations. As a result, Management concluded that the Registrant’s disclosure controls and procedures were not effective at the reasonable assurance level as of June 30, 2022 and December 31, 2022, respectively. The material weakness did not result in a misstatement of previously issued financial statements and the required adjustments to the Registrant’s financial statements were completed prior to their dissemination in the semi-annual report to shareholders for the six months ended June 30, 2022.

Following the identification and review of the material weakness described above, the Registrant enhanced the design of its controls and procedures related to the proper recording of complex one-time accounting assessments and the review of third-party valuations.
As a result of those remediation activities, Management has concluded that the controls were designed appropriately and at a sufficient level of precision, and have been operating effectively for a sufficient period of time, such that the material weakness previously identified has been remediated as of June 30, 2023.

b)	Change in Internal Controls

Other than the steps taken to enhance the controls noted above there were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

27

Item 12. Disclosure of Securiti
es Lending Activities for Closed-End Management Investment Companies

            The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
 Not Applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

28

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Destiny Tech100 Inc.

By (Signature and Title)*
/s/ Sohail Prasad

Sohail Prasad, Principal Executive Officer

Date:
Septemb
er 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Sohail Prasad

Sohail Prasad, President/Principal Executive Officer

Date:
Septemb
er 7, 202
3
________________________________

By (Signature and Title)*
/s/ Peter Sattelmair

Peter Sattelmair, Treasurer/Principal Financial Officer

Date:
Septemb
er 7, 2
023

* Print the name and title of each signing officer under his or her signature.

29